NATURE OF OPERATIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
NATURE OF OPERATIONS
Working Capital Deficit	$ 8,759,814		$ 8,759,814		$ (5,707,301)
Loss from operations	(2,108,588)	$ (1,211,944)	(3,459,646)	$ (2,208,497)	(4,802,106)	$ (3,287,482)
Accumulated deficit	$ (93,271,716)		$ (93,271,716)		$ (88,875,087)	$ (82,795,263)